MERGER WITH FRONTLINE 2012 (Details 3) - Reverse acquisition [Member] shares in Thousands	Nov. 30, 2015 USD ($) shares
Business Acquisition [Line Items]
Number of shares issued to existing shareholders of Frontline 2012 in order to maintain combined company shareholdings | shares	77,794
Closing share price of Frontline 2012 on date of merger (in dollars per share)	$ 10
Total purchase price consideration	$ 558,571,000